Segment Information	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Segment Information

2. SEGMENT INFORMATION

SEGMENTAL REPORTING
Beauty & Personal Care	– primarily sales of skin care and hair care products, deodorants and oral care products.
Foods & Refreshment	– primarily sales of soups, bouillons, sauces, snacks, mayonnaise, salad dressings, margarines and spreads, ice cream and tea-based beverages
Home Care	– primarily sales of home care products, such as powders, liquids and capsules, soap bars and a wide range of cleaning products.

REVENUE

Turnover comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include sales between group companies. Discounts given by Unilever include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. Accumulated experience is used to estimate the provision for discounts, using the most likely amount method; revenue is only recognised to the extent that it is highly probable a significant reversal will not occur.

Turnover is recognised when control of the products being sold has transferred to our customer and when there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in our contracts are satisfied as Unilever no longer have control over the inventory.

Our customers have the contractual right to return goods only when authorised by Unilever. At 31 December 2018, an estimate has been made of goods that will be returned and a liability has been recognised for this amount. An asset has also been recorded for the corresponding inventory that is estimated to return to Unilever using a best estimate based on accumulated experience.

Some of our customers are distributors who may be able to return unsold goods in consignment arrangements. A liability is recognised where we receive payment from a customer before transferring control of the goods being sold.

UNDERLYING OPERATING PROFIT

Underlying operating profit means operating profit before the impact of non-underlying items within operating profit (see note 3). Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Underlying operating margin is calculated as underlying operating profit divided by turnover.

The Group has revised its operating segments to align with the new structure under which the business is managed. Beginning 2018, operating segment information is provided based on three product areas: Beauty & Personal Care, Foods & Refreshment and Home Care.

	Notes	€ million Beauty & Personal Care	€ million Foods & Refreshment(a)	€ million Home Care	€ million Total
2018
Turnover		20,624	20,227	10,131	50,982
Operating profit		4,130	7,245	1,160	12,535
Non-underlying items	3	378	(3,711)	157	(3,176)

Underlying operating profit		4,508	3,534	1,317	9,359
Share of net profit/(loss) of joint ventures and associates		(1)	183	3	185
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		510	773	256	1,539
Share-based compensation and other non-cash charges(b)		102	102	46	250
Within non-underlying items:
Impairment and other non-cash charges(c)		122	164	263	549

2017
Turnover		20,697	22,444	10,574	53,715
Operating profit		4,103	3,616	1,138	8,857
Non-underlying items	3	272	121	150	543

Underlying operating profit		4,375	3,737	1,288	9,400
Share of net profit/(loss) of joint ventures and associates		8	143	4	155
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		488	802	248	1,538
Share-based compensation and other non-cash charges(b)		164	174	79	417
Within non-underlying items:
Impairment and other non-cash charges(c)		80	191	48	319

2016
Turnover		20,172	22,532	10,009	52,713
Operating profit		3,704	3,148	949	7,801
Non-underlying items	3	329	357	137	823

Underlying operating profit		4,033	3,505	1,086	8,624
Share of net profit/(loss) of joint ventures and associates		(5)	131	1	127
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		437	791	236	1,464
Share-based compensation and other non-cash charges(b)		134	135	86	355
Within non-underlying items:
Impairment and other non-cash charges(c)		74	124	45	243

(a)	Foods & Refreshment is reported together from 2018. For the prior year figures, Foods and Refreshment have been combined to align with the current structure.
(b)	Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(c)

Other non-cash charges within non-underlying items includes movements in restructuring provisions, movements in certain legal provisions (in 2018 and 2017), and foreign exchange losses resulting from remeasurement of the Argentinian business (2016).

Transactions between the Unilever Group’s reportable segments are immaterial and are carried out on an arm’s length basis.

The Unilever Group is not reliant on revenues from transactions with any single customer and does not receive 10% or more of its revenues from transactions with any single customer.

Segment assets and liabilities are not provided because they are not reported to or reviewed by our chief operating decision-maker, which is Unilever Leadership Executive (ULE) as explained in the Corporate Governance Section.

The home countries of the Unilever Group are the Netherlands and the United Kingdom. Turnover and non-current assets for these two countries combined, for the United States (being the largest country outside the home countries) and for all other countries are:

	€ million Netherlands/ United Kingdom	€ million United States	€ million Others	€ million Total
2018
Turnover	3,679	8,305	38,998	50,982
Non-current assets(d)	4,070	12,193	24,225	40,488

2017
Turnover	3,849	8,532	41,334	53,715
Non-current assets(d)	3,781	11,820	23,768	39,369

2016
Turnover	3,819	8,263	40,631	52,713
Non-current assets(d)	4,770	11,696	23,358	39,824

(d)	Non-current assets excluding financial assets, deferred tax assets and pension assets for funded schemes in surplus.

No other country had turnover or non-current assets (as shown above) greater than 10% of the Group total.

ADDITIONAL INFORMATION BY GEOGRAPHIES

Although the Group’s operations are managed by product area, we provide additional information based on geographies. The analysis of turnover by geographical area is stated on the basis of origin.

	€ million Asia/ AMET/RUB (e)	€ million The Americas	€ million Europe	€ million Total
2018
Turnover	22,868	16,020	12,094	50,982
Operating profit	4,777	3,586	4,172	12,535
Non-underlying items	(437)	(892)	(1,847)	(3,176)

Underlying operating profit	4,340	2,694	2,325	9,359
Share of net profit/(loss) of joint ventures and associates	—	114	71	185

2017
Turnover	23,266	17,525	12,924	53,715
Operating profit	3,802	3,086	1,969	8,857
Non-underlying items	306	(23)	260	543

Underlying operating profit	4,108	3,063	2,229	9,400
Share of net profit/(loss) of joint ventures and associates	12	112	31	155

2016
Turnover	22,445	17,105	13,163	52,713
Operating profit	3,275	2,504	2,022	7,801
Non-underlying items	254	401	168	823

Underlying operating profit	3,529	2,905	2,190	8,624
Share of net profit/(loss) of joint ventures and associates	(2)	108	21	127

(e)	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.

Transactions between the Unilever Group’s geographical regions are immaterial and are carried out on an arm’s length basis.